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                  SUPPLEMENT DATED SEPTEMBER 24, 1997 TO THE
                       PROSPECTUS DATED MAY 1, 1997 FOR
        PACIFIC SELECT FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                       ("VARIABLE CONTRACT PROSPECTUS")
       ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY ("PACIFIC LIFE")

  Effective June 1, 1997, the chart shown under The Pacific Select Fund section of the Variable Contract Prospectus and under the "Your Investment Options" section of the Pacific Select Variable Contract Prospectus is amended to indicate that Morgan Stanley Asset Management Inc., is the Portfolio Manager for the International Portfolio.